Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) R / kg in Thousands, $ in Millions	Jun. 30, 2022 USD ($) $ / oz R / kg R / $ oz	Apr. 01, 2020 oz
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)		63,400
Rand Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	378,000
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	72,000
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	72,000
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	72,000
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	70,000
Rand Gold Hedging Contracts | Cash flow hedges | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	44,000
Rand Gold Hedging Contracts | Cash flow hedges | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	32,000
Rand Gold Hedging Contracts | Cash flow hedges | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	16,000
US$ Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	57,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9,000
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9,000
US$ Gold Hedging Contracts | Cash flow hedges | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9,000
US$ Gold Hedging Contracts | Cash flow hedges | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	8,000
US$ Gold Hedging Contracts | Cash flow hedges | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	4,000
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 60
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.98
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.98
Zero cost collars | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 42
Zero cost collars | FY23 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.90
Zero cost collars | FY23 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.90
Zero cost collars | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 18
Zero cost collars | FY23 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.18
Zero cost collars | FY23 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.18
Zero cost collars | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY23 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY23 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY23 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY24 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY24 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY24 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY24 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY24 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | FY24 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 6
Price of derivative instrument at fair value through profit and loss | R / $	16.84
Forward contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 6
Price of derivative instrument at fair value through profit and loss | R / $	16.84
Forward contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Rand Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,035
Rand Gold Hedging Contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,033
Rand Gold Hedging Contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	999
Rand Gold Hedging Contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,019
Rand Gold Hedging Contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,039
Rand Gold Hedging Contracts | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,061
Rand Gold Hedging Contracts | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,082
Rand Gold Hedging Contracts | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,107
US$ Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,880
US$ Gold Hedging Contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,911
US$ Gold Hedging Contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,867
US$ Gold Hedging Contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,826
US$ Gold Hedging Contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,836
US$ Gold Hedging Contracts | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,860
US$ Gold Hedging Contracts | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,926
US$ Gold Hedging Contracts | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,009
Total Gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	435,000
Total Gold | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	81,000
Total Gold | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	81,000
Total Gold | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	81,000
Total Gold | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	79,000
Total Gold | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	53,000
Total Gold | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	40,000
Total Gold | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	20,000
US$/silver
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	950,000
US$/silver | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.31
US$/silver | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.27
US$/silver | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	285,000
US$/silver | FY23 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.39
US$/silver | FY23 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.02
US$/silver | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	270,000
US$/silver | FY23 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.97
US$/silver | FY23 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	29.00
US$/silver | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	210,000
US$/silver | FY23 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.62
US$/silver | FY23 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.81
US$/silver | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	105,000
US$/silver | FY23 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.49
US$/silver | FY23 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.58
US$/silver | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	30,000
US$/silver | FY24 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.14
US$/silver | FY24 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.14
US$/silver | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	30,000
US$/silver | FY24 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.41
US$/silver | FY24 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.41
US$/silver | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	20,000
US$/silver | FY24 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.68
US$/silver | FY24 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.68